Business combinations (Tables)	12 Months Ended
Dec. 31, 2021
Optima [Member]
Statements [Line Items]
Summary of Fair Values of the Identifiable Assets and Liabilities
The fair values of the identifiable assets and liabilities of Optima as of the date of acquisition were:

in €‘000	December 17, 2019
Technology	5,692
Customer base	8,936
Other intangibles	566
Property and equipment	1,586
Trade receivables	1,623
Inventory	258
Other assets	390
Cash	2,417
Finance liabilities	(976)
Current liabilities	(2,462)
Non-current liabilities	(712)
Deferred tax liability, net	(3,874)

Net assets acquired	13,444

Goodwill	13,952

Consideration transferred	27,396

Summary of Cash flows arising from the Acquisition
The cashflows arising from the acquisition of Optima in 2019 were as follows:

in €‘000
Cash consideration paid for acquisition of subsidiary	(11,334)
Cash acquired with the subsidiary	2,417

(Included in cash flows from investing activities)	(8,917)
Transaction costs of the acquisition (included in cash flows from operating activities)	(615)

Net cashflow on acquisition of subsidiary	(9,532)

Fresh Eight Limited [Member]
Statements [Line Items]
Summary of Fair Values of the Identifiable Assets and Liabilities
The fair values of the identifiable assets and liabilities of Fresh 8 as of the date of acquisition are as follows:

in €‘000	March 2, 2021
Customer base	4,863
Technology	3,402
Property and equipment	69
Trade receivables	377
Contract assets and other assets	176
Cash	152
Current liabilities	(327)
Deferred tax liability, net	(1,570)

Net assets acquired	7,142

Goodwill	13,168

Consideration transferred	20,310

Summary of Cash flows arising from the Acquisition
The cashflows arising from the acquisition of Fresh 8 in 2021 were as follows:

in €‘000
Cash consideration paid for acquisition of subsidiary	(12,063)
Cash acquired with the subsidiary	152

Net cash paid for acquisition (included in cash used in investing activities)	(11,911)
Transaction costs of the acquisition (included in cash from operating activities)	(439)

Net cash outflow on acquisition of subsidiary	(12,350)

Atrium Sports Inc [Member]
Statements [Line Items]
Summary of Fair Values of the Identifiable Assets and Liabilities
The fair values of the identifiable assets and liabilities of Atrium as of the date of acquisition are as follows:

in €‘000	May 6, 2021
Customer base	16,477
Brand	1,679
Technology	56,540
Property and equipment	3,537
Trade receivables	1,974
Contract assets and other assets	3,899
Cash	1,087
Current liabilities	(10,567)
Non-current liabilities	(1,253)
Deferred tax liability, net	(15,605)

Net assets acquired	57,768

Goodwill	134,451

Consideration transferred	192,219

Summary of Cash flows arising from the Acquisition
The cashflows arising from the acquisition of Atrium in 2021 were as follows:

in €‘000
Cash consideration paid for acquisition of subsidiary	(183,043)
Cash acquired with the subsidiary	1,087

Net cash paid for acquisition (included in cash used in investing activities)	(181,956)
Transaction costs of the acquisition (included in cash from operating activities)	(3,900)

Net cash outflow on acquisition of subsidiary	(185,856)

Interact Sport Pty Ltd [Member]
Statements [Line Items]
Summary of Fair Values of the Identifiable Assets and Liabilities
The fair values of the identifiable assets and liabilities of Interact as of the date of acquisition are as follows:

in €‘000	June 9, 2021
Customer base	793
Technology	966
Brand	73
Trade receivables	222
Contract assets and other assets	359
Cash	107
Current liabilities	(435)
Deferred tax liability, net	(550)

Net assets acquired	1,535

Goodwill	3,606

Consideration transferred	5,141

Summary of Cash flows arising from the Acquisition
The cashflows arising from the acquisition of Interact in 2021 were as follows:

in €‘000
Cash consideration paid for acquisition of subsidiary	(4,671)
Cash acquired with the subsidiary	107

Net cash paid for acquisition (included in cash used in investing activities)	(4,564)
Transaction costs of the acquisition (included in cash from operating activities)	(154)

Net cash outflow on acquisition of subsidiary	(4,718)